Note 4. Notes Payable: Schedule of Notes Payable and Accrued Interest (Details) - USD ($)	Nov. 30, 2018	Nov. 30, 2017
Accrued Interest Payable	$ 604	$ 9
Convertible Notes Payable - Related Parties
Loan Amount	0	10,000
Accrued Interest Payable	0	577
Convertible Notes Payable
Loan Amount	0	10,000
Accrued Interest Payable	0	214
Notes Payable - Related Parties
Loan Amount	29,400	5,000
Accrued Interest Payable	604	9
Notes Payable
Loan Amount	45,000	45,000
Accrued Interest Payable	2,780	74
Total
Loan Amount	74,400	70,000
Accrued Interest Payable	$ 3,384	$ 874